PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Depreciation expense	$ 200	$ 200
Finance leasing	4,551		$ 4,522
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Finance leasing	1,064		1,012
Finance Leasing Arrangements [Member] | Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Finance leasing	$ 200		$ 1,100